SEGMENT INFORMATION - Total Assets (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 4,771.7	$ 4,657.4	$ 4,794.4
Corporate and other
Segment Reporting Information [Line Items]
Total assets		261.3	238.5
Operating segment
Segment Reporting Information [Line Items]
Total assets	$ 4,413.6	4,396.1	4,555.9
Operating segment | Americas
Segment Reporting Information [Line Items]
Total assets		2,296.4	2,410.1
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Total assets		1,152.2	1,165.5
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Total assets		$ 947.5	$ 980.3